Schedule of investments
Delaware Strategic Allocation Fund	December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 59.24%
US Markets − 32.98%
Basic Materials − 0.98%
Balchem	223	$ 27,231
Boise Cascade	2,361	162,130
Corteva	2,013	118,324
DuPont de Nemours	9,314	639,220
Eastman Chemical	954	77,694
Huntsman	1,275	35,037
Kaiser Aluminum	813	61,755
Mativ Holdings	1,869	39,062
Minerals Technologies	2,051	124,537
Quaker Chemical	382	63,756
Reliance Steel & Aluminum	453	91,705
Summit Materials Class A †	4,199	119,210
Westrock	2,665	93,701
Worthington Industries	1,914	95,145
		1,748,507
Business Services − 0.37%
ABM Industries	2,165	96,169
Aramark	3,678	152,049
ASGN †	1,541	125,561
BrightView Holdings †	4,370	30,109
Casella Waste Systems Class A †	1,149	91,127
Waste Management	701	109,973
WillScot Mobile Mini Holdings †	1,230	55,559
		660,547
Capital Goods − 2.05%
Ameresco Class A †	2,683	153,307
Applied Industrial Technologies	1,292	162,831
Barnes Group	938	38,317
Carlisle	432	101,801
Chart Industries †	175	20,165
Columbus McKinnon	2,098	68,122
Deere & Co.	128	54,881
Eaton	628	98,565
Emerson Electric	1,064	102,208
ESCO Technologies	541	47,359
Federal Signal	2,970	138,016
Generac Holdings †	234	23,554
Honeywell International	2,951	632,399
Ingersoll Rand	688	35,948
NQ-448 [12/22] 2/23 (2747705)    1

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Capital Goods (continued)
Kadant	536	$ 95,210
KBR	1,176	62,093
Lockheed Martin	270	131,352
MYR Group †	1,134	104,407
Oshkosh	1,040	91,718
Parker-Hannifin	656	190,896
Quanta Services	855	121,837
Raytheon Technologies	6,518	657,797
Regal Rexnord	519	62,270
Rockwell Automation	153	39,408
Roper Technologies	118	50,987
Tetra Tech	407	59,092
Trane Technologies	1,020	171,452
WESCO International †	526	65,855
Zurn Elkay Water Solutions	2,408	50,929
		3,632,776
Communication Services − 0.54%
Alphabet Class C †	1,020	90,504
Electronic Arts	2,815	343,937
Verizon Communications	13,300	524,020
		958,461
Communications − 0.00%
Century Communications =,†	25,000	0
		0
Communications Services − 0.18%
American Tower	806	170,759
AT&T	6,363	117,143
ATN International	869	39,374
		327,276
Consumer Discretionary − 1.92%
BJ's Wholesale Club Holdings †	611	40,424
Booking Holdings †	68	137,039
Dollar General	2,120	522,050
Dollar Tree †	3,300	466,752
Five Below †	1,055	186,598
Hibbett	708	48,300
Home Depot	1,691	534,119
Malibu Boats Class A †	1,747	93,115
2    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Consumer Discretionary (continued)
NIKE Class B	3,568	$ 417,492
Sonic Automotive Class A	732	36,066
Steven Madden	3,943	126,018
TJX	6,500	517,400
Tractor Supply	1,281	288,186
		3,413,559
Consumer Services − 0.26%
Brinker International †	1,190	37,973
Chuy's Holdings †	1,423	40,271
Jack in the Box	556	37,936
Southwest Airlines †	1,628	54,814
Texas Roadhouse	2,541	231,104
Wendy's	2,606	58,974
		461,072
Consumer Staples − 1.88%
Archer-Daniels-Midland	5,400	501,390
Casey's General Stores	798	179,031
Coca-Cola	5,886	374,408
Conagra Brands	13,398	518,503
Estee Lauder Class A	103	25,555
General Mills	2,054	172,228
Helen of Troy †	378	41,924
J & J Snack Foods	806	120,666
Nestle	6,250	724,193
PepsiCo	1,441	260,331
Prestige Consumer Healthcare †	2,436	152,494
Starbucks	2,026	200,979
YETI Holdings †	1,554	64,196
		3,335,898
Credit Cyclicals − 0.43%
BorgWarner	1,927	77,562
Dana	4,424	66,935
DR Horton	1,225	109,196
KB Home	2,718	86,568
La-Z-Boy	1,949	44,476
Taylor Morrison Home †	3,873	117,546
Tesla †	1,295	159,518
Toll Brothers	1,915	95,597
		757,398
NQ-448 [12/22] 2/23 (2747705)    3

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Energy − 1.22%
Chesapeake Energy	2,488	$ 234,793
Chevron	2,749	493,418
ConocoPhillips	6,957	820,926
Earthstone Energy Class A †	3,982	56,664
Halliburton	1,949	76,693
NexTier Oilfield Solutions †	6,773	62,583
Patterson-UTI Energy	10,653	179,396
PDC Energy	2,180	138,386
Southwestern Energy †	18,689	109,331
		2,172,190
Financials − 4.57%
American Equity Investment Life Holding	241	10,994
American International Group	8,400	531,216
Axis Capital Holdings	3,350	181,470
BlackRock	305	216,132
City Holding	732	68,142
Comerica	1,158	77,412
Discover Financial Services	5,098	498,737
East West Bancorp	2,353	155,063
Enterprise Financial Services	1,043	51,065
Essent Group	4,104	159,564
First Bancorp	1,791	76,726
First Financial Bancorp	3,502	84,854
First Foundation	2,437	34,922
First Interstate BancSystem Class A	2,556	98,789
Focus Financial Partners Class A †	2,372	88,404
Hamilton Lane Class A	1,424	90,965
Independent Bank	1,041	87,892
Independent Bank Group	924	55,514
Intercontinental Exchange	4,824	494,894
JPMorgan Chase & Co.	3,199	428,986
Kemper	1,131	55,645
MetLife	7,213	522,005
NMI Holdings Class A †	4,568	95,471
Old National Bancorp	6,618	118,992
Pacific Premier Bancorp	2,426	76,565
Raymond James Financial	1,761	188,163
Reinsurance Group of America	1,281	182,017
S&P Global	849	284,364
Selective Insurance Group	1,585	140,447
4    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Financials (continued)
SouthState	1,213	$ 92,625
Stifel Financial	669	39,050
Truist Financial	11,600	499,148
Umpqua Holdings	3,148	56,192
United Community Banks	2,559	86,494
US Bancorp	16,408	715,553
Valley National Bancorp	6,017	68,052
Visa Class A	5,221	1,084,715
Webster Financial	2,307	109,213
WesBanco	2,491	92,117
WSFS Financial	2,508	113,713
		8,112,282
Healthcare − 5.74%
Abbott Laboratories	1,861	204,319
Agios Pharmaceuticals †	1,864	52,341
Amicus Therapeutics †	8,361	102,088
Apellis Pharmaceuticals †	1,887	97,577
Artivion †	3,476	42,129
AtriCure †	1,826	81,038
Azenta	1,044	60,782
Baxter International	10,000	509,700
Becton Dickinson and Co.	458	116,469
Blueprint Medicines †	1,560	68,344
Catalent †	1,714	77,147
Cigna	2,513	832,657
CONMED	941	83,410
Cooper	680	224,856
CVS Health	5,500	512,545
Danaher	658	174,646
Dexcom †	1,558	176,428
Edwards Lifesciences †	1,714	127,882
Exact Sciences †	1,569	77,681
GSK	25,750	447,532
Halozyme Therapeutics †	2,757	156,873
Hologic †	6,843	511,925
Insmed †	3,647	72,867
Inspire Medical Systems †	505	127,199
Intercept Pharmaceuticals †	1,056	13,063
Intuitive Surgical †	645	171,151
Johnson & Johnson	4,763	841,384
NQ-448 [12/22] 2/23 (2747705)    5

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Healthcare (continued)
Ligand Pharmaceuticals †	958	$ 63,994
Merck & Co.	7,345	814,928
Merit Medical Systems †	1,861	131,424
NeoGenomics †	2,601	24,033
Neurocrine Biosciences †	1,055	126,009
NuVasive †	1,613	66,520
OmniAb †	4,694	16,898
OmniAb 12.5 =,†	364	0
OmniAb 15 =,†	363	0
Omnicell †	936	47,193
Pacific Biosciences of California †	5,135	42,004
Pfizer	5,208	266,858
PTC Therapeutics †	1,782	68,019
QuidelOrtho †	662	56,714
Repligen †	729	123,427
Roche Holding	2,650	832,558
Shockwave Medical †	559	114,936
Supernus Pharmaceuticals †	2,958	105,512
Thermo Fisher Scientific	468	257,723
TransMedics Group †	2,123	131,032
Travere Therapeutics †	4,689	98,610
Ultragenyx Pharmaceutical †	1,191	55,179
UnitedHealth Group	896	475,041
Vanda Pharmaceuticals †	1,860	13,745
Vertex Pharmaceuticals †	679	196,082
Zoetis	767	112,404
		10,204,876
Industrials − 1.17%
CoStar Group †	6,116	472,645
Dover	3,757	508,735
Equifax	341	66,277
JB Hunt Transport Services	1,204	209,929
Northrop Grumman	950	518,330
TransUnion	3,733	211,848
Verisk Analytics	541	95,443
		2,083,207
Information Technology − 9.08%
Accenture Class A	838	223,612
Adobe †	950	319,704
6    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Information Technology (continued)
Alphabet Class A †	15,212	$ 1,342,155
Amazon.com †	11,367	954,828
Apple	14,133	1,836,301
Autodesk †	737	137,723
Blackline †	835	56,171
Box Class A †	2,605	81,094
Broadcom	1,404	785,019
Broadridge Financial Solutions	1,535	205,890
Cisco Systems	14,710	700,784
Cognizant Technology Solutions Class A	9,173	524,604
Coherent †	1,615	56,687
Computershare	12,200	217,627
Consensus Cloud Solutions †	1,329	71,447
Crowdstrike Holdings Class A †	684	72,018
Datadog Class A †	664	48,804
ExlService Holdings †	975	165,194
Fidelity National Information Services	5,131	348,138
Ichor Holdings †	1,296	34,759
Instructure Holdings †	2,435	57,076
Intuit	1,027	399,729
MACOM Technology Solutions Holdings †	941	59,264
MaxLinear †	2,770	94,042
Meta Platforms Class A †	1,042	125,394
Microsoft	10,169	2,438,730
MongoDB †	330	64,957
Motorola Solutions	4,135	1,065,631
NETGEAR †	1,044	18,907
NVIDIA	3,953	577,691
ON Semiconductor †	2,648	165,156
Oracle	6,400	523,136
PayPal Holdings †	1,397	99,494
PTC †	699	83,908
Q2 Holdings †	2,151	57,797
Rapid7 †	1,549	52,635
Salesforce †	2,183	289,444
Semtech †	1,773	50,867
ServiceNow †	385	149,484
Silicon Laboratories †	766	103,923
Snowflake Class A †	352	50,526
NQ-448 [12/22] 2/23 (2747705)    7

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Information Technology (continued)
Sprout Social Class A †	908	$ 51,266
SPS Commerce †	411	52,785
SS&C Technologies Holdings	1,654	86,107
Texas Instruments	983	162,411
Tyler Technologies †	369	118,969
Upwork †	1,996	20,838
Varonis Systems †	2,782	66,601
Veeva Systems Class A †	635	102,476
Verint Systems †	1,483	53,803
VeriSign †	2,596	533,322
Yelp †	2,251	61,542
Ziff Davis †	1,406	111,215
		16,131,685
Media − 0.81%
Comcast Class A	19,226	672,333
IMAX †	2,978	43,658
Nexstar Media Group	200	35,006
Walt Disney †	7,731	671,669
Warner Bros Discovery †	1,539	14,590
		1,437,256
Real Estate − 0.90%
Armada Hoffler Properties	4,329	49,784
Brixmor Property Group	4,041	91,609
Camden Property Trust	1,343	150,255
DiamondRock Hospitality	8,265	67,690
EastGroup Properties	454	67,219
Equity Residential	8,745	515,955
First Industrial Realty Trust	2,103	101,491
Four Corners Property Trust	2,461	63,814
Independence Realty Trust	5,868	98,935
Kite Realty Group Trust	5,206	109,586
LXP Industrial Trust	5,895	59,068
National Storage Affiliates Trust	1,562	56,419
Pebblebrook Hotel Trust	3,066	41,054
Physicians Realty Trust	5,686	82,276
RPT Realty	4,473	44,909
Spirit MTA REIT =,†	677	0
		1,600,064
8    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
US Markets (continued)
Transportation − 0.41%
Allegiant Travel †	893	$ 60,715
Hub Group Class A †	1,534	121,938
Knight-Swift Transportation Holdings	2,162	113,310
Sun Country Airlines Holdings †	2,791	44,265
Union Pacific	1,354	280,373
Werner Enterprises	2,675	107,696
		728,297
Utilities − 0.47%
Black Hills	2,082	146,448
Edison International	8,100	515,322
NorthWestern	1,429	84,797
Spire	1,238	85,248
		831,815
Total US Markets (cost $43,642,380)		58,597,166
Developed Markets − 20.14%§
Communication Services − 0.94%
KDDI	12,600	382,301
Nippon Telegraph & Telephone	12,360	354,300
PCCW	590,000	266,070
Swisscom	550	301,336
Telefonica	66,455	240,798
Telenet Group Holding	7,160	116,882
		1,661,687
Consumer Discretionary − 2.30%
Burberry Group	10,800	265,050
Cie Generale des Etablissements Michelin	11,840	329,337
Ferrari	1,116	239,070
Honda Motor	14,700	339,610
Industria de Diseno Textil	13,870	368,952
La Francaise des Jeux SAEM 144A #	7,230	290,845
LVMH Moet Hennessy Louis Vuitton	600	436,680
LVMH Moet Hennessy Louis Vuitton ADR	1,228	177,900
McDonald's Holdings Co. Japan	7,300	277,838
Persimmon	9,760	143,598
Puma	2,560	155,378
Sony Group	5,800	443,485
Toyota Motor	22,440	309,909
NQ-448 [12/22] 2/23 (2747705)    9

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Consumer Discretionary (continued)
Wesfarmers	9,890	$ 309,140
		4,086,792
Consumer Staples − 1.49%
Beiersdorf	2,030	232,947
Chocoladefabriken Lindt & Spruengli	35	356,946
Coca-Cola HBC	10,650	254,030
Coles Group	27,610	314,307
Diageo	4,240	187,097
J Sainsbury	92,780	244,186
Kesko Class B	10,820	238,827
MatsukiyoCocokara & Co.	6,600	331,911
Sundrug	9,200	274,444
Suntory Beverage & Food	6,400	219,445
		2,654,140
Energy − 1.05%
ENEOS Holdings	85,400	291,521
Equinor	5,180	186,012
Galp Energia	23,110	311,948
OMV	7,200	370,718
TotalEnergies	11,160	700,646
		1,860,845
Financials − 3.79%
AIA Group	19,200	213,512
Allianz	2,160	464,515
AXA	14,590	406,924
Banco Bilbao Vizcaya Argentaria	72,480	437,121
Bank Leumi Le-Israel	32,290	269,244
BNP Paribas	7,840	446,892
Credit Suisse Group	36,530	109,197
HSBC Holdings	82,400	513,727
Investec	48,640	300,720
Ninety One	102,081	229,421
Oversea-Chinese Banking	41,200	374,657
QBE Insurance Group	32,043	292,995
Resona Holdings	55,100	303,629
Sompo Holdings	6,700	299,162
Standard Chartered	49,970	376,000
Suncorp Group	34,230	280,598
Svenska Handelsbanken Class A	30,490	307,096
10    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Financials (continued)
UBS Group	16,640	$ 309,621
UniCredit	25,810	366,683
Westpac Banking	26,760	425,426
		6,727,140
Healthcare − 2.37%
Alfresa Holdings	13,100	167,294
Astellas Pharma	23,700	362,344
AstraZeneca	2,850	386,517
Daiichi Sankyo	11,200	362,694
EssilorLuxottica	2,060	373,107
Novartis	8,970	810,904
Novo Nordisk Class B	5,720	772,350
Sanofi	4,450	427,953
Shionogi & Co.	5,100	255,933
Smith & Nephew	21,700	291,069
		4,210,165
Industrials − 3.63%
AGC	7,200	241,115
ANDRITZ	4,080	233,876
BAE Systems	35,940	371,929
Brambles	30,340	249,330
Brenntag	4,060	259,545
CNH Industrial	19,590	313,818
Daimler Truck Holding †	7,240	224,325
Deutsche Lufthansa †	17,620	146,458
Deutsche Post	8,760	329,888
Eiffage	3,660	360,128
Husqvarna Class B	22,710	159,135
Intertek Group	3,340	162,889
ITOCHU	12,586	397,604
Kuehne + Nagel International	1,120	260,665
Mitsubishi	12,300	401,409
Miura	6,200	143,615
Nippon Yusen KK	11,400	270,146
SG Holdings	15,500	216,131
SKF Class B	15,100	230,302
Smiths Group	13,790	266,493
Teleperformance	850	202,631
Vestas Wind Systems	10,660	310,126
NQ-448 [12/22] 2/23 (2747705)    11

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Industrials (continued)
Vinci	3,750	$ 374,484
Wolters Kluwer	3,140	328,592
		6,454,634
Information Technology − 1.43%
ASM International	1,180	297,657
ASML Holding (New York Shares)	1,260	679,509
Azbil	7,200	182,414
Capgemini	1,440	240,389
Fujitsu	2,600	348,971
Omron	3,800	185,454
SAP	1,520	156,834
Telefonaktiebolaget LM Ericsson Class B	36,150	210,979
Tokyo Electron	800	237,001
		2,539,208
Materials − 1.58%
BlueScope Steel	23,570	270,242
Boliden	8,380	314,204
Covestro 144A 144A #	5,860	229,272
CRH	10,380	411,228
Givaudan	70	214,471
LANXESS	3,280	132,368
Linde	507	165,373
Rio Tinto	6,440	451,411
Shin-Etsu Chemical	2,700	333,797
South32	107,980	294,073
		2,816,439
Real Estate − 0.72%
City Developments	47,700	293,095
Daito Trust Construction	3,200	330,143
Grand City Properties	9,020	88,734
Klepierre	12,570	289,698
Mirvac Group	192,630	279,354
		1,281,024
Utilities − 0.84%
E.ON	32,440	324,127
Enel	45,430	244,612
National Grid	29,840	359,813
SSE	14,300	295,970
12    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Developed Markets § (continued)
Utilities (continued)
Tokyo Gas	14,000	$ 275,754
		1,500,276
Total Developed Markets (cost $33,663,926)		35,792,350
Emerging Markets − 6.12%@
Communication Services − 1.05%
America Movil ADR Class L	4,704	85,613
Baidu ADR †	1,772	202,681
Grupo Televisa ADR	13,530	61,697
iQIYI ADR †	1,540	8,162
LG Uplus	7,329	64,182
NAVER	498	70,826
Sitios Latinoamerica †	4,704	2,221
SK Telecom ADR	18,917	389,501
Telefonica Brasil ADR	6,897	49,314
Tencent Holdings	18,100	774,510
Tencent Music Entertainment Group ADR †	7	58
TIM ADR	4,517	52,623
Turkcell Iletisim Hizmetleri ADR	11,103	53,183
VK GDR =,†	2,644	0
Weibo Class A †	600	11,300
Weibo ADR †	1,972	37,705
Yandex Class A =,†	2,625	0
		1,863,576
Consumer Discretionary − 0.74%
Alibaba Group Holding ADR †	5,328	469,343
Americanas	25,905	47,347
Arcos Dorados Holdings Class A	4,719	39,451
Astra International	404,500	148,107
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	400	264
JD.com Class A	1,028	29,001
JD.com ADR	8,737	490,408
Trip.com Group ADR †	2,495	85,828
		1,309,749
Consumer Staples − 0.39%
BRF ADR †	18,322	28,949
Cia Cervecerias Unidas ADR	2,589	33,968
Coca-Cola Femsa ADR	1,553	105,418
Fomento Economico Mexicano ADR	853	66,636
Hengan International Group	9,000	47,793
NQ-448 [12/22] 2/23 (2747705)    13

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Emerging Markets @ (continued)
Consumer Staples (continued)
Tata Consumer Products	9,749	$ 90,378
Tingyi Cayman Islands Holding	49,724	87,784
Tsingtao Brewery Class H	15,400	152,117
Uni-President China Holdings	71,600	71,642
		684,685
Energy − 0.74%
China Petroleum & Chemical Class H	178,200	86,070
Gazprom PJSC =	87,612	0
Petroleo Brasileiro ADR	9,584	102,070
Reliance Industries GDR 144A 144A #	18,178	1,117,947
Rosneft Oil PJSC =	41,640	0
		1,306,087
Financials − 0.38%
Akbank TAS	47,990	50,165
Banco Bradesco ADR	23,339	67,216
Banco Santander Brasil ADR	8,273	44,592
Banco Santander Mexico ADR	22,003	132,678
Grupo Financiero Banorte Class O	10,747	77,344
Itau Unibanco Holding ADR	15,790	74,371
Ping An Insurance Group Co. of China Class H	22,500	148,886
Samsung Life Insurance	1,442	80,976
Sberbank of Russia PJSC =,†	52,870	0
XP Class A †	499	7,655
		683,883
Healthcare − 0.03%
BeiGene ADR †	260	57,185
Joinn Laboratories China Class H 144A #	196	1,003
		58,188
Industrials − 0.00%
DiDi Global ADR †	2,500	7,950
		7,950
Information Technology − 2.51%
HCL Technologies	9,600	120,601
Hon Hai Precision Industry	75,582	245,665
MediaTek	29,000	589,709
Samsung Electronics	24,309	1,067,001
SK Hynix	12,068	720,026
SK Square †	8,058	214,492
14    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Emerging Markets @ (continued)
Information Technology (continued)
Sohu.com ADR †	6,358	$ 87,168
Taiwan Semiconductor Manufacturing	79,069	1,153,794
Tata Consultancy Services	3,900	153,525
WNS Holdings ADR †	1,254	100,307
		4,452,288
Materials − 0.24%
Cemex ADR †	9,018	36,523
Cia de Minas Buenaventura ADR	8,215	61,202
Sociedad Quimica y Minera de Chile ADR	1,915	152,893
Tata Chemicals	8,553	96,887
Vale ADR	5,098	86,513
		434,018
Real Estate − 0.02%
Etalon Group GDR 144A 144A #,=	20,100	0
IRSA Inversiones y Representaciones ADR	4,845	23,159
UEM Sunrise †	83,019	4,806
		27,965
Utilities − 0.02%
Kunlun Energy	62,000	44,243
		44,243
Total Emerging Markets (cost $9,013,895)		10,872,632
Total Common Stocks (cost $86,320,201)		105,262,148

Exchange-Traded Funds – 0.01%
iShares MSCI EAFE ETF	30	1,969
Vanguard FTSE Developed Markets ETF	400	16,788
Total Exchange-Traded Funds (cost $15,724)		18,757
	Principal amount°
Agency Collateralized Mortgage Obligations – 0.40%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ	256,636	22,934
Freddie Mac REMIC Series 5092 WG 1.00% 4/25/31	231,028	200,611
NQ-448 [12/22] 2/23 (2747705)    15

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1 M1 144A 4.628% (SOFR + 0.70%) 8/25/33 #,•	22,464	$ 22,341
Series 2021-HQA2 M1 144A 4.628% (SOFR + 0.70%) 12/25/33 #,•	50,643	50,244
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	405,848
Series 2017-10 KZ 3.00% 1/20/47	1,194	1,084
Total Agency Collateralized Mortgage Obligations (cost $804,131)		703,062

Agency Commercial Mortgage-Backed Security – 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.136% 10/25/24 ♦	100,000	96,970
Total Agency Commercial Mortgage-Backed Security (cost $108,828)		96,970

Agency Mortgage-Backed Securities – 12.80%
Fannie Mae S.F. 15 yr
2.00% 4/1/36	470,078	418,585
2.50% 7/1/36	151,670	139,210
4.50% 9/1/37	96,872	96,235
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,110,750	945,950
2.50% 7/1/41	326,707	286,518
2.50% 10/1/41	890,144	782,448
4.00% 9/1/42	114,908	108,862
Fannie Mae S.F. 30 yr
2.00% 12/1/50	51,523	42,287
2.00% 1/1/51	21,078	17,358
2.00% 2/1/51	764,483	630,988
2.00% 2/1/51	133,140	108,755
2.00% 2/1/51	31,320	25,735
2.00% 4/1/51	17,142	13,997
2.00% 1/1/52	77,411	63,588
2.50% 9/1/50	85,886	73,305
2.50% 10/1/50	90,879	78,360
2.50% 11/1/50	400,256	340,070
2.50% 5/1/51	21,907	18,621
2.50% 7/1/51	52,319	44,681
2.50% 8/1/51	208,474	178,041
16    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 8/1/51	86,359	$ 73,760
2.50% 10/1/51	151,716	128,813
2.50% 12/1/51	200,355	169,962
2.50% 1/1/52	255,419	216,651
2.50% 2/1/52	577,125	491,399
2.50% 4/1/52	734,236	622,665
3.00% 1/1/47	175,325	159,541
3.00% 11/1/49	285,685	256,072
3.00% 3/1/50	210,334	186,388
3.00% 7/1/50	66,054	58,139
3.00% 8/1/50	291,948	257,501
3.50% 10/1/42	358,976	335,304
3.50% 7/1/47	43,962	41,143
3.50% 11/1/48	241,446	223,736
3.50% 11/1/49	517,094	475,140
3.50% 3/1/50	11,343	10,595
3.50% 8/1/50	23,000	21,325
3.50% 9/1/50	625,675	585,782
3.50% 6/1/51	662,922	604,459
3.50% 1/1/52	231,707	210,878
4.00% 10/1/48	321,545	308,359
4.00% 9/1/52	160,988	151,013
4.50% 4/1/44	32,011	31,603
4.50% 9/1/48	402,209	392,723
4.50% 9/1/49	213,804	209,536
4.50% 1/1/50	433,501	429,744
5.00% 4/1/41	365,758	370,375
5.00% 7/1/47	396,119	402,123
5.00% 8/1/49	660,549	664,862
5.00% 6/1/52	234,128	230,890
5.00% 9/1/52	494,419	487,582
5.00% 10/1/52	399,754	394,226
5.50% 5/1/44	378,132	390,709
5.50% 5/1/44	240,974	249,238
5.50% 5/1/44	120,949	125,221
5.50% 5/1/44	707,343	733,497
5.50% 8/1/52	452,317	453,743
5.50% 10/1/52	445,873	447,330
5.50% 10/1/52	197,035	197,564
6.00% 10/1/38	392,050	409,087
6.00% 6/1/41	18,772	19,414
NQ-448 [12/22] 2/23 (2747705)    17

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 7/1/41	430,694	$ 449,764
6.00% 7/1/41	209,867	219,098
6.00% 1/1/42	22,840	23,844
6.00% 12/1/52	216,196	219,452

Freddie Mac S.F. 15 yr 3.00% 3/1/35	331,836	310,834
Freddie Mac S.F. 20 yr
2.50% 6/1/41	430,081	378,240
2.50% 9/1/41	187,946	164,824
3.00% 9/1/40	189,507	172,038
Freddie Mac S.F. 30 yr
2.00% 9/1/51	101,083	82,588
2.00% 3/1/52	7,670	6,246
2.50% 11/1/50	161,803	138,426
2.50% 11/1/50	45,390	38,497
2.50% 2/1/51	833,203	715,553
3.00% 11/1/46	930,841	834,066
3.00% 7/1/50	326,426	287,293
3.00% 8/1/50	142,628	127,809
3.00% 12/1/50	400,493	356,652
3.50% 8/1/49	264,939	243,805
4.00% 4/1/52	271,712	254,877
4.50% 8/1/48	71,981	70,688
5.50% 9/1/41	21,575	22,396
5.50% 9/1/52	97,603	99,333
5.50% 10/1/52	396,039	397,334

GNMA I S.F. 30 yr 3.00% 8/15/45	520,536	466,986
GNMA II S.F. 30 yr
5.50% 5/20/37	8,744	9,099
6.50% 6/20/39	12,962	13,679
Total Agency Mortgage-Backed Securities (cost $25,841,460)		22,745,107

Collateralized Debt Obligations – 1.70%
Cedar Funding IX CLO Series 2018-9A A1 144A 5.223% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #,•	250,000	246,421
Galaxy XXI CLO Series 2015-21A AR 144A 5.263% (LIBOR03M + 1.02%) 4/20/31 #,•	600,000	589,486
18    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
ICG US CLO Series 2014-1A A1A2 144A 5.443% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #,•		250,000	$ 241,406
Neuberger Berman Loan Advisers CLO 36 Series 2020-36A A1R 144A 5.493% (LIBOR03M + 1.25%, Floor 1.25%) 4/20/33 #,•		250,000	244,498
Octagon Investment Partners 33 Series 2017-1A A1 144A 5.433% (LIBOR03M + 1.19%) 1/20/31 #,•		250,000	247,637
Octagon Investment Partners 48 Series 2020-3A AR 144A 5.393% (LIBOR03M + 1.15%, Floor 1.15%) 10/20/34 #,•		250,000	242,757
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 5.633% (LIBOR03M + 1.39%, Floor 1.39%) 1/20/34 #,•		250,000	244,100
Signal Peak CLO 5 Series 2018-5A A 144A 5.468% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #,•		250,000	246,009
Sound Point CLO XXI Series 2018-3A A1A 144A 5.507% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #,•		250,000	243,730
Venture 34 CLO Series 2018-34A A 144A 5.309% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #,•		250,000	245,006
Venture 42 CLO Series 2021-42A A1A 144A 5.209% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #,•		250,000	238,570
Total Collateralized Debt Obligations (cost $3,089,950)			3,029,620

Corporate Bonds – 9.55%
Banking − 2.74%
Banco Santander 2.706% 6/27/24		200,000	192,025
Bank of America
2.482% 9/21/36 μ		270,000	199,005
2.676% 6/19/41 μ		220,000	148,786
6.204% 11/10/28 μ		205,000	212,025

Bank of New York Mellon 5.802% 10/25/28 μ		97,000	100,477
Citigroup 5.61% 9/29/26 μ		180,000	180,959
Citizens Bank 6.064% 10/24/25 μ		250,000	252,998
Citizens Financial Group 2.85% 7/27/26		345,000	319,473
Credit Suisse Group 144A 5.10% 7/24/71 #,μ,ψ		200,000	116,233
Deutsche Bank 5.625% 5/19/31 μ	EUR	200,000	209,341
NQ-448 [12/22] 2/23 (2747705)    19

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
2.60% 2/7/30	70,000	$ 58,570
3.102% 2/24/33 μ	20,000	16,292
JPMorgan Chase & Co.
1.953% 2/4/32 μ	140,000	107,412
3.109% 4/22/51 μ	25,000	16,488
4.023% 12/5/24 μ	75,000	73,909
4.08% 4/26/26 μ	170,000	165,207
4.851% 7/25/28 μ	205,000	200,167
KeyBank
3.40% 5/20/26	500,000	469,071
5.85% 11/15/27	30,000	31,019
Morgan Stanley
1.928% 4/28/32 μ	15,000	11,353
2.484% 9/16/36 μ	127,000	92,379
2.511% 10/20/32 μ	40,000	31,410
6.138% 10/16/26 μ	50,000	51,121
6.296% 10/18/28 μ	70,000	72,386
6.342% 10/18/33 μ	40,000	42,040

PNC Bank 3.875% 4/10/25	250,000	243,356
PNC Financial Services Group
2.60% 7/23/26	100,000	92,696
5.671% 10/28/25 μ	75,000	75,852

Santander UK 144A 5.00% 11/7/23 #	90,000	90,312
State Street
2.203% 2/7/28 μ	65,000	58,482
3.30% 12/16/24	260,000	253,942
5.751% 11/4/26 μ	15,000	15,371
5.82% 11/4/28 μ	10,000	10,345
SVB Financial Group
1.80% 10/28/26	45,000	39,434
1.80% 2/2/31	45,000	32,928
4.57% 4/29/33 μ	10,000	8,875

Toronto-Dominion Bank 4.108% 6/8/27	85,000	82,302
Truist Bank 2.636% 9/17/29 μ	73,000	68,315
Truist Financial 1.887% 6/7/29 μ	75,000	62,909
US Bancorp
2.491% 11/3/36 μ	55,000	41,985
5.727% 10/21/26 μ	50,000	50,980

20    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Wells Fargo & Co. 3.908% 4/25/26 μ	280,000	$ 272,381
		4,870,611
Basic Industry − 0.36%
Celanese US Holdings 6.05% 3/15/25	155,000	154,528
Georgia-Pacific 8.00% 1/15/24	355,000	365,777
Newmont
2.25% 10/1/30	50,000	40,303
2.60% 7/15/32	55,000	43,935

Westlake 3.125% 8/15/51	40,000	24,789
		629,332
Brokerage − 0.13%
Jefferies Financial Group
2.625% 10/15/31	115,000	88,002
6.45% 6/8/27	80,000	83,635
6.50% 1/20/43	65,000	63,627
		235,264
Capital Goods − 0.21%
Eaton 4.15% 3/15/33	110,000	102,606
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	100,000	88,865
Teledyne Technologies
2.25% 4/1/28	115,000	99,219
2.75% 4/1/31	100,000	82,014
		372,704
Communications − 1.85%
American Tower 1.875% 10/15/30	100,000	77,395
AT&T
3.50% 6/1/41	31,000	23,239
3.50% 9/15/53	85,000	57,752
4.30% 2/15/30	60,000	56,638

CCO Holdings 144A 4.50% 8/15/30 #	250,000	207,103
Charter Communications Operating
3.85% 4/1/61	20,000	11,638
4.50% 2/1/24	145,000	143,350
Comcast
3.20% 7/15/36	65,000	52,923
5.25% 11/7/25	530,000	537,532

Discovery Communications 4.00% 9/15/55	195,000	117,855
Gray Television 144A 4.75% 10/15/30 #	98,000	71,050
NQ-448 [12/22] 2/23 (2747705)    21

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Sprint Spectrum 144A 4.738% 3/20/25 #		123,750	$ 122,350
Time Warner Cable Enterprises 8.375% 3/15/23		575,000	578,639
T-Mobile USA
3.00% 2/15/41		155,000	109,959
3.75% 4/15/27		130,000	122,645

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		200,000	173,420
Verizon Communications
2.355% 3/15/32		90,000	71,581
2.875% 11/20/50		60,000	37,875
3.40% 3/22/41		110,000	83,144
4.50% 8/10/33		540,000	507,013
Warnermedia Holdings
144A 3.638% 3/15/25 #		105,000	99,937
144A 4.279% 3/15/32 #		20,000	16,525
			3,279,563
Consumer Cyclical − 0.37%
Allison Transmission 144A 3.75% 1/30/31 #		250,000	205,937
Aptiv 3.10% 12/1/51		209,000	124,324
Caesars Entertainment 144A 6.25% 7/1/25 #		103,000	100,292
Faurecia 3.75% 6/15/28	EUR	100,000	91,354
VICI Properties 4.95% 2/15/30		145,000	138,224
			660,131
Consumer Non-Cyclical − 0.43%
AbbVie 2.95% 11/21/26		190,000	176,963
Cigna 3.20% 3/15/40		45,000	34,125
CVS Health
1.875% 2/28/31		20,000	15,736
2.70% 8/21/40		135,000	93,772
3.75% 4/1/30		55,000	49,995

Energizer Holdings 144A 4.375% 3/31/29 #		100,000	84,966
JBS USA LUX 144A 3.00% 2/2/29 #		70,000	58,087
Mondelez International 2.125% 3/17/24		125,000	120,602
Thermo Fisher Scientific 2.80% 10/15/41		50,000	37,007
Viatris
1.65% 6/22/25		20,000	18,132
2.30% 6/22/27		15,000	12,839
2.70% 6/22/30		30,000	23,519
4.00% 6/22/50		25,000	15,490

22    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Zoetis 5.40% 11/14/25	25,000	$ 25,527
		766,760
Electric − 1.31%
Atlantic City Electric 4.00% 10/15/28	75,000	71,550
Duke Energy 4.875% 9/16/24 μ,ψ	85,000	77,775
Duke Energy Carolinas 3.95% 11/15/28	195,000	187,502
Entergy Arkansas 4.20% 4/1/49	190,000	156,462
Entergy Louisiana
4.00% 3/15/33	90,000	81,500
4.05% 9/1/23	25,000	24,886
4.95% 1/15/45	15,000	13,370

Evergy Metro 3.65% 8/15/25	270,000	262,559
Exelon 3.95% 6/15/25	35,000	34,214
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	70,093
3.00% 1/15/52	220,000	144,627
Pacific Gas and Electric
2.10% 8/1/27	30,000	25,666
2.50% 2/1/31	45,000	35,017
3.25% 6/1/31	25,000	20,381
3.30% 8/1/40	85,000	57,841
PacifiCorp
2.70% 9/15/30	20,000	17,247
3.30% 3/15/51	30,000	21,690
3.50% 6/15/29	255,000	235,268

Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	192,459
Southern 5.70% 10/15/32	170,000	174,426
Southern California Edison 4.875% 3/1/49	30,000	26,534
Vistra Operations
144A 3.55% 7/15/24 #	120,000	115,162
144A 4.30% 7/15/29 #	215,000	193,889
144A 5.125% 5/13/25 #	90,000	88,172
		2,328,290
Energy − 0.61%
BP Capital Markets 4.875% 12/31/99 μ,ψ	85,000	74,641
BP Capital Markets America 2.721% 1/12/32	80,000	66,893
Devon Energy 4.75% 5/15/42	30,000	25,521
Diamondback Energy 4.25% 3/15/52	5,000	3,680
Energy Transfer
5.25% 4/15/29	25,000	24,227
NQ-448 [12/22] 2/23 (2747705)    23

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.50% 11/15/26 μ,ψ	145,000	$ 125,063

Enterprise Products Operating 3.30% 2/15/53	35,000	23,439
MPLX
1.75% 3/1/26	40,000	35,700
4.00% 3/15/28	35,000	32,616

ONEOK 7.50% 9/1/23	330,000	333,736
Sabine Pass Liquefaction 5.75% 5/15/24	4,000	4,003
Targa Resources Partners 5.00% 1/15/28	140,000	133,782
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	85,000	71,383
Valero Energy 3.65% 12/1/51	190,000	135,009
		1,089,693
Finance Companies − 0.40%
AerCap Ireland Capital DAC 3.65% 7/21/27	200,000	181,107
Air Lease
2.875% 1/15/26	115,000	106,531
2.875% 1/15/32	125,000	99,621
3.00% 2/1/30	130,000	108,696
5.85% 12/15/27	45,000	45,028

Aviation Capital Group 144A 3.50% 11/1/27 #	195,000	170,627
		711,610
Insurance − 0.25%
Aon
2.90% 8/23/51	140,000	89,660
5.00% 9/12/32	65,000	64,480

Berkshire Hathaway Finance 3.85% 3/15/52	215,000	172,509
MetLife 6.40% 12/15/66	110,000	106,520
		433,169
Natural Gas − 0.10%
NiSource 0.95% 12/15/26	45,000	40,610
Sempra Energy 3.30% 4/1/25	145,000	139,172
		179,782
Real Estate − 0.20%
American Tower Trust #1 144A 3.07% 3/15/48 #	240,000	238,656
LifeStorage 3.50% 7/1/26	130,000	121,610
		360,266
24    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology − 0.42%
Autodesk 2.40% 12/15/31		95,000	$ 76,135
Broadcom 144A 3.469% 4/15/34 #		42,000	33,629
CDW
2.67% 12/1/26		25,000	22,242
3.276% 12/1/28		90,000	77,223

Entegris Escrow 144A 4.75% 4/15/29 #		70,000	63,977
NXP
2.70% 5/1/25		10,000	9,422
3.125% 2/15/42		50,000	34,076
4.875% 3/1/24		370,000	367,339
5.55% 12/1/28		30,000	30,024

Oracle 5.80% 11/10/25		15,000	15,353
Workday 3.80% 4/1/32		20,000	17,711
			747,131
Transportation − 0.17%
Babcock International Group 1.375% 9/13/27	EUR	200,000	178,829
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦		41,205	38,282
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦		94,230	86,705
			303,816
Total Corporate Bonds (cost $18,934,375)			16,968,122

Loan Agreements – 1.10%
Applied Systems 9.08% (SOFR03M + 3.50%) 9/18/26 •		112,516	112,234
Aramark Services Tranche B-5 6.884% (LIBOR01M + 2.50%) 4/6/28 •		119,214	118,082
Asplundh Tree Expert 6.134% (LIBOR01M + 1.75%) 9/7/27 •		112,136	111,774
DirectV Financing 9.384% (LIBOR01M + 5.00%) 8/2/27 •		101,273	98,670
Gray Television 7.384% (LIBOR01M + 3.00%) 12/1/28 •		24,750	24,074
HCA Tranche B 6.134% (LIBOR01M + 1.75%) 6/30/28 •		270,875	271,016
Horizon Therapeutics USA Tranche B-2 6.187% (LIBOR01M + 1.75%) 3/15/28 •		122,812	122,843
Jazz Financing 7.884% (LIBOR01M + 3.50%) 5/5/28 •		96,866	96,173
NQ-448 [12/22] 2/23 (2747705)    25

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Lamar Media Tranche B 5.884% (LIBOR01M + 1.50%) 2/5/27 •	171,937	$ 167,725
Medline Borrower 7.636% (LIBOR01M + 3.25%) 10/23/28 •	84,363	80,308
Organon & Co. 7.75% (LIBOR03M + 3.00%) 6/2/28 •	116,354	115,481
Pilot Travel Centers Tranche B 6.334% (SOFR01M + 2.10%) 8/4/28 •	112,644	111,473
RealPage 1st Lien 7.384% (LIBOR01M + 3.00%) 4/24/28 •	128,375	122,406
Setanta Aircraft Leasing DAC 6.55% (LIBOR03M + 2.00%) 11/5/28 •	125,000	124,609
SS&C Technologies Tranche B-3 6.134% (LIBOR01M + 1.75%) 4/16/25 •	39,211	38,605
SS&C Technologies Tranche B-4 6.134% (LIBOR01M + 1.75%) 4/16/25 •	31,878	31,385
Standard Industries 6.425% (LIBOR06M + 2.25%) 9/22/28 •	94,538	93,500
UKG 1st Lien 6.998% (LIBOR03M + 3.25%) 5/4/26 •	112,622	107,272
Total Loan Agreements (cost $1,977,138)		1,947,630

Municipal Bonds – 0.23%
Bay Area, California Toll Authority Series S3 6.907% 10/1/50	185,000	226,547
New Jersey Turnpike Authority Series A 7.102% 1/1/41	105,000	126,863
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	49,775
Total Municipal Bonds (cost $492,226)		403,185

Non-Agency Asset-Backed Securities – 0.23%
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	140,000	127,345
GM Financial Automobile Leasing Trust Series 2021-1 B 0.54% 2/20/25	210,000	204,404
John Deere Owner Trust 2022 Series 2022-A A2 1.90% 11/15/24	36,517	36,117
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #,•	6,085	5,983
Series 2017-2 A1 144A 2.75% 4/25/57 #,•	6,261	6,180
26    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2018-1 A1 144A 3.00% 1/25/58 #,•	21,107	$ 20,352
Total Non-Agency Asset-Backed Securities (cost $419,942)		400,381

Non-Agency Collateralized Mortgage Obligations – 0.66%
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.412% 6/25/29 #,•	42,373	36,339
Series 2014-2 B2 144A 3.412% 6/25/29 #,•	42,372	36,208
Series 2015-4 B1 144A 3.548% 6/25/45 #,•	108,958	95,825
Series 2015-4 B2 144A 3.548% 6/25/45 #,•	108,958	95,589
Series 2015-5 B2 144A 4.863% 5/25/45 #,•	101,874	96,359
Series 2015-6 B1 144A 3.535% 10/25/45 #,•	100,907	92,082
Series 2015-6 B2 144A 3.535% 10/25/45 #,•	100,907	91,959

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.913% 1/25/45 #,•	22,113	20,407
WST Trust Series 2019-1 A 4.092% (BBSW1M + 1.08%) 8/18/50 •	896,420	608,323
Total Non-Agency Collateralized Mortgage Obligations (cost $1,212,940)		1,173,091

Non-Agency Commercial Mortgage-Backed Securities – 2.09%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	296,832
Benchmark Mortgage Trust
Series 2020-B21 A5 1.978% 12/17/53	500,000	398,791
Series 2020-B22 A5 1.973% 1/15/54	500,000	397,761
Series 2021-B25 A5 2.577% 4/15/54	450,000	373,461
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	325,586
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	462,118
GS Mortgage Securities Trust
Series 2019-GC39 A4 3.567% 5/10/52	580,000	520,878
Series 2019-GC42 A4 3.00% 9/1/52	430,000	369,450

JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	125,000	122,490
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	485,000	438,361
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,404,892)		3,705,728

NQ-448 [12/22] 2/23 (2747705)    27

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds – 4.68%Δ
Argentina − 0.01%
Argentine Republic Government International Bond 0.50% 7/9/30 ~	USD	87,300	$ 23,762
			23,762
Australia − 0.16%
Australia Government Bonds
0.25% 11/21/25	AUD	250,000	155,194
1.25% 5/21/32	AUD	40,000	21,377
1.50% 6/21/31	AUD	145,000	81,217
1.75% 6/21/51	AUD	60,000	23,720
			281,508
Belgium − 0.07%
Kingdom of Belgium Government Bonds
144A 0.40% 6/22/40 #	EUR	45,000	29,449
144A 0.80% 6/22/27 #	EUR	35,000	34,383
144A 1.70% 6/22/50 #	EUR	75,000	56,815
			120,647
Canada − 0.24%
Canadian When Issued Government Bonds
0.50% 9/1/25	CAD	60,000	40,626
0.75% 10/1/24	CAD	55,000	38,393
1.00% 6/1/27	CAD	60,000	40,107
1.25% 6/1/30	CAD	60,000	38,421
1.50% 6/1/23	CAD	35,000	25,532
1.50% 12/1/31	CAD	30,000	19,077
1.75% 3/1/23	CAD	150,000	110,328
2.00% 6/1/32	CAD	30,000	19,844
2.00% 12/1/51	CAD	70,000	39,305
2.25% 3/1/24	CAD	80,000	57,709
			429,342
Denmark − 0.03%
Denmark Government Bonds
0.25% 11/15/52	DKK	65,000	5,058
0.50% 11/15/27	DKK	260,000	33,757
4.50% 11/15/39	DKK	35,000	6,298
			45,113
France − 0.60%
French Republic Government Bonds OAT
0.000% 2/25/23	EUR	155,000	165,488
0.000% 11/25/31	EUR	175,000	144,752
28    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
France (continued)
French Republic Government Bonds OAT
0.25% 11/25/26	EUR	115,000	$ 111,861
0.50% 5/25/25	EUR	230,000	233,428
0.75% 11/25/28	EUR	150,000	142,877
0.75% 5/25/52	EUR	145,000	83,532
144A 1.25% 5/25/36 #	EUR	95,000	79,795
4.50% 4/25/41	EUR	25,000	31,233
5.75% 10/25/32	EUR	60,000	78,943
			1,071,909
Germany − 0.31%
Bundesrepublik Deutschland Bundesanleihe
0.000% 2/15/31	EUR	155,000	136,248
0.000% 5/15/35	EUR	110,000	85,975
0.000% 8/15/52	EUR	10,000	5,362
0.25% 2/15/27	EUR	40,000	39,158
0.434% 8/15/50	EUR	25,000	14,014
1.00% 8/15/25	EUR	130,000	133,863
1.70% 8/15/32	EUR	20,000	19,964
2.50% 8/15/46	EUR	80,000	86,272
3.25% 7/4/42	EUR	25,000	29,736
			550,592
Italy − 0.43%
Italy Buoni Poliennali Del Tesoro
0.000% 4/1/26	EUR	50,000	47,586
0.25% 3/15/28	EUR	35,000	30,972
0.85% 1/15/27	EUR	90,000	86,250
0.95% 8/1/30	EUR	145,000	121,871
1.45% 11/15/24	EUR	200,000	207,415
144A 1.65% 3/1/32 #	EUR	30,000	25,489
144A 1.70% 9/1/51 #	EUR	20,000	11,914
144A 2.25% 9/1/36 #	EUR	240,000	195,518
3.00% 8/1/29	EUR	15,000	15,036
144A 5.00% 9/1/40 #	EUR	20,000	22,040
			764,091
Japan − 1.80%
Japan Government Forty Year Bond 0.50% 3/20/60	JPY	12,800,000	67,205
Japan Government Ten Year Bonds
0.10% 9/20/27	JPY	108,650,000	822,875
0.10% 12/20/29	JPY	102,800,000	765,837

NQ-448 [12/22] 2/23 (2747705)    29

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Japan (continued)

Japan Government Thirty Year Bond 0.60% 6/20/50	JPY	56,000,000	$ 337,293
Japan Government Twenty Year Bonds
0.40% 6/20/40	JPY	81,150,000	540,516
1.70% 6/20/32	JPY	65,850,000	557,220
1.70% 9/20/32	JPY	12,350,000	104,664
			3,195,610
Netherlands − 0.09%
Netherlands Government Bonds
144A 0.000% 7/15/30 #	EUR	30,000	26,166
144A 0.000% 1/15/52 #	EUR	35,000	18,240
144A 0.25% 7/15/25 #	EUR	40,000	40,343
144A 0.75% 7/15/27 #	EUR	20,000	19,696
144A 1.75% 7/15/23 #	EUR	35,000	37,355
144A 4.00% 1/15/37 #	EUR	10,000	12,068
			153,868
Spain − 0.41%
Spain Government Bonds
0.000% 4/30/23	EUR	70,000	74,430
0.000% 1/31/27	EUR	40,000	37,820
144A 0.60% 10/31/29 #	EUR	150,000	135,176
144A 0.80% 7/30/27 #	EUR	65,000	62,852
144A 1.90% 10/31/52 #	EUR	20,000	13,770
144A 2.35% 7/30/33 #	EUR	245,000	234,174
144A 3.80% 4/30/24 #	EUR	150,000	162,618
			720,840
Sweden − 0.01%
Sweden Government Bonds
144A 0.125% 5/12/31 #	SEK	145,000	11,545
144A 1.50% 11/13/23 #	SEK	100,000	9,472
144A 2.50% 5/12/25 #	SEK	65,000	6,190
			27,207
United Kingdom − 0.52%
United Kingdom Gilt
0.125% 1/30/26	GBP	75,000	81,778
0.875% 10/22/29	GBP	155,000	156,806
1.00% 4/22/24	GBP	80,000	93,512
1.00% 1/31/32	GBP	20,000	19,149
1.25% 7/22/27	GBP	85,000	92,633
30    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
United Kingdom (continued)
United Kingdom Gilt
1.75% 7/22/57	GBP	105,000	$ 77,668
3.75% 7/22/52	GBP	60,000	69,955
4.25% 3/7/36	GBP	160,000	200,067
4.25% 12/7/46	GBP	110,000	137,149
			928,717
Total Sovereign Bonds (cost $11,193,144)			8,313,206
		Number of shares
Preferred Stock – 0.14%
Volkswagen 20.870% ω	EUR	2,040	254,229
Total Preferred Stock (cost $339,428)			254,229
	Principal amount°
US Treasury Obligations – 5.42%
US Treasury Bonds
2.00% 11/15/41	140,000	100,032
2.875% 5/15/52	625,000	500,977
3.00% 8/15/52	30,000	24,727
4.00% 11/15/52	25,000	25,043

US Treasury Floating Rate Note 4.60% (USBMMY3M + 0.14%) 10/31/24 •	45,000	44,954
US Treasury Notes
1.375% 8/31/23	2,510,000	2,453,918
2.75% 8/15/32	2,955,000	2,691,359
2.875% 5/15/32	55,000	50,703
3.875% 11/30/29	160,000	158,962
4.00% 10/31/29	100,000	100,055
4.125% 10/31/27	505,000	506,894
4.125% 11/15/32	180,000	183,726
4.375% 10/31/24	735,000	732,961
4.50% 11/30/24	2,060,000	2,060,241
Total US Treasury Obligations (cost $9,904,390)		9,634,552

NQ-448 [12/22] 2/23 (2747705)    31

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
	Principal amount°	Value (US $)

Warrants – 0.00%
IRSA Inversiones y Representaciones, exercise price $0.24, expiration date 3/5/26 0.432% †	6,330	$ 1,566
Total Warrants (cost $0)		1,566
	Number of shares
Short-Term Investments – 0.68%
Money Market Mutual Funds − 0.68%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	302,318	302,318
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	302,318	302,318
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	302,318	302,318
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	302,318	302,318
Total Short-Term Investments (cost $1,209,272)		1,209,272
Total Value of Securities–98.98% (cost $166,268,041)		$175,866,626

Receivables Net of Liabilities and Other Assets — 1.02%		1,819,810
Net Assets Applicable to 19,732,513 Shares Outstanding — 100.00%		$177,686,436
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging market countries.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $9,648,772, which represents 5.43% of the Fund's net assets.
@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
32    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e., LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2022.
ω	Perpetual security with no stated maturity date.
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	EUR	(3,958)	USD	4,233	1/3/23	$—		$(4)
BNYM	GBP	(50,966)	USD	61,511	1/4/23	—		(113)
CITI	AUD	(1,395,000)	USD	937,626	1/20/23	—		(13,029)
JPMCB	CAD	(615,000)	USD	462,516	1/20/23	8,259		—
JPMCB	GBP	(910,000)	USD	1,087,002	1/20/23	—		(8,301)
TD	DKK	(400,000)	USD	55,848	1/20/23	—		(1,831)
TD	EUR	(4,020,000)	USD	4,196,557	1/20/23	—		(100,334)
TD	JPY	(428,200,000)	USD	3,076,742	1/20/23	—		(178,041)
TD	SEK	(320,000)	USD	30,841	1/20/23	135		—
Total Foreign Currency Exchange Contracts							$8,394		$(301,653)
NQ-448 [12/22] 2/23 (2747705)    33

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
14	Australian Treasury 10 yr Bonds	$102,664	$162,251	3/15/23	$—	$(59,587)	$(2,369)
(4)	Euro-Bobl	(495,618)	(512,566)	3/8/23	16,948	—	1,892
(5)	US Treasury Long Bonds	(626,719)	(626,628)	3/22/23	—	(91)	781
18	US Treasury 5 yr Notes	1,942,734	1,942,627	3/31/23	107	—	(1,547)
(29)	US Treasury 5 yr Notes	(3,129,961)	(3,129,439)	3/31/23	—	(522)	2,492
(33)	US Treasury 10 yr Notes	(3,705,797)	(3,715,512)	3/22/23	9,715	—	4,641
(6)	US Treasury 10 yr Ultra Notes	(709,688)	(710,658)	3/22/23	970	—	375
Total Futures Contracts			$(6,589,925)		$27,740	$(60,200)	$6,265
34    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
IRS Contracts[1]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
18 yr IRS[4] 10/1/40-(Annually/ Annually)	570,000	0.761%/ 4.30%	$205,138	$—	$205,139	$—	$—
1 yr IRS[4] 10/2/23-(Annually/ Annually)	2,225,000	0.041%/ 4.30%	79,675	—	79,675	—	—
3 yr IRS[4] 10/1/25-(Annually/ Annually)	725,000	0.115%/ 4.30%	75,438	—	75,438	—	—
5 yr IRS[4] 10/1/27-(Annually/ Annually)	3,745,000	0.251%/ 4.30%	568,259	—	568,259	—	—
8 yr IRS[4] 10/1/30-(Annually/ Annually)	2,155,000	0.449%/ 4.30%	455,206	—	455,206	—	—
23 yr IRS[4] 10/1/45-(Annually/ Annually)	255,000	0.793%/ 4.30%	103,853	—	103,853	—	—
28 yr IRS[4] 10/1/50-(Annually/ Annually)	560,000	0.812%/ 4.30%	246,103	—	246,103	—	—
Total IRS Contracts			$1,733,672	$—	$1,733,673	$—	$—
3	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
NQ-448 [12/22] 2/23 (2747705)    35

Schedule of investments
Delaware Strategic Allocation Fund   (Unaudited)
1	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
2	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(14,124).
3	Rate resets based on SOFR.
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BBSW1M – Bank Bill Swap Rate 1 Month
BNYM – Bank of New York Mellon
CITI – Citigroup
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
OAT – Obligations Assimilables du Tresor
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
36    NQ-448 [12/22] 2/23 (2747705)

(Unaudited)
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar
NQ-448 [12/22] 2/23 (2747705)    37